Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,985,902.10

Principal:
Principal Collections	$18,753,939.77
Prepayments in Full	$11,352,773.87
Liquidation Proceeds	$705,540.07
Recoveries	$35,456.75
Sub Total	$30,847,710.46
Collections	$32,833,612.56

Purchase Amounts:
Purchase Amounts Related to Principal	$458,655.31
Purchase Amounts Related to Interest	$2,977.49
Sub Total	$461,632.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$33,295,245.36

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$33,295,245.36
Servicing Fee	$468,366.08	$468,366.08	$0.00	$0.00	$32,826,879.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$32,826,879.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$32,826,879.28
Interest - Class A-3 Notes	$174,276.24	$174,276.24	$0.00	$0.00	$32,652,603.04
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$32,398,697.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,398,697.04
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$32,312,315.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,312,315.87
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$32,249,506.12
Third Priority Principal Payment	$1,136,582.83	$1,136,582.83	$0.00	$0.00	$31,112,923.29
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,032,200.29
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,032,200.29
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$3,822,200.29
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,822,200.29
Residuel Released to Depositor	$0.00	$3,822,200.29	$0.00	$0.00	$0.00
Total		$33,295,245.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,136,582.83
Regular Principal Payment					$27,210,000.00
Total					$28,346,582.83
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,346,582.83	$59.88	$174,276.24	$0.37	$28,520,859.07	$60.25
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$28,346,582.83	$20.43	$658,096.16	$0.47	$29,004,678.99	$20.90

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$213,399,478.56	0.4507805	$185,052,895.73	0.3909018
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$501,469,478.56	0.3613491	$473,122,895.73	0.3409231

Pool Information
Weighted Average APR	4.113%	4.121%
Weighted Average Remaining Term	35.84	35.11
Number of Receivables Outstanding	40,344	39,077
Pool Balance	$562,039,296.01	$530,425,282.83
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$501,469,478.56	$473,122,895.73
Pool Factor	0.3653573	0.3448064

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$57,302,387.10
Targeted Overcollateralization Amount	$57,302,387.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,302,387.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$343,356.25
(Recoveries)		142	$35,456.75
Net Losses for Current Collection Period			$307,899.50
Cumulative Net Losses Last Collection Period			$9,036,678.93
Cumulative Net Losses for all Collection Periods			$9,344,578.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.66%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.16%	720	$11,439,928.62
61-90 Days Delinquent	0.22%	70	$1,187,050.10
91-120 Days Delinquent	0.08%	25	$448,055.48
Over 120 Days Delinquent	0.23%	77	$1,212,386.85
Total Delinquent Receivables	2.69%	892	$14,287,421.05

Repossession Inventory:
Repossessed in the Current Collection Period		57	$816,200.23
Total Repossessed Inventory		58	$1,025,075.48

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5729%
Preceding Collection Period			0.4535%
Current Collection Period			0.6764%
Three Month Average			0.5676%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3934%
Preceding Collection Period			0.4561%
Current Collection Period			0.4402%
Three Month Average			0.4299%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: January 13, 2012
SERVICER CERTIFICATION

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer